Stock-based Compensation - Summary of Stock-Based Compensation Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation (recovery) expense	$ (3,840)	$ 5,910	$ 3,603
Selling, Marketing and Administration [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation (recovery) expense	(3,821)	5,016	3,243
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation (recovery) expense	$ (19)	$ 894	$ 360